Administrative [Member] Expense Example - Administrative [Member] - Western Asset Institutional U.S. Treasury Reserves - Administrative Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	706
Expense Example, with Redemption, 5 Years	1,396
Expense Example, with Redemption, 10 Years	$ 3,238